                       [THOMPSON PLUMB FUNDS, INC. LOGO]

July 15, 1997
                       SEMIANNUAL REPORT TO SHAREHOLDERS

Dear Fellow Shareholder:

We are proud to present you the following report depicting the investments and returns of our family of mutual funds for the six month period ending May 31, 1997. Our equity-oriented funds again achieved strong performance results during the six month period. The goals for each fund are as follows:

THOMPSON PLUMB BALANCED FUND
This Fund seeks to realize a combination of income and capital appreciation, which will result in the highest total return while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while at the same time preserving investment capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not a primary objective of the Growth Fund, the Fund anticipates that capital growth will be accompanied by growth through dividend income.

We hope that you find the report clear and concise and that it provides you with a sufficient amount of detailed information in order to be able to review your investment. We welcome your comments and questions.

Sincerely,

John W. Thompson                               Thomas G. Plumb

John W. Thompson, CFA                          Thomas G. Plumb, CFA
Chairman & Secretary                           President & Treasurer

                           THOMPSON PLUMB FUNDS, INC.
                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                  May 31, 1997

                                    CONTENTS


                                                                   Page(s)

REPORT TO SHAREHOLDERS.......................................        1

OVERALL INVESTMENT REVIEW....................................        3

FINANCIAL STATEMENTS
   Statement of assets and liabilities.......................        4
   Schedule of investments...................................      5-9
   Statement of operations...................................       10
   Statement of changes in net assets........................       11
   Notes to financial statements.............................    12-16
   Financial highlights......................................    17-19


This semiannual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                           THOMPSON PLUMB FUNDS, INC.
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                                 JULY 15, 1997

                           OVERALL INVESTMENT REVIEW

The U.S. economy has continued to do well, showing above-average growth, low inflation, and excellent corporate profits. Never before has inflation been so subdued while unemployment has been as low as it is now. Our economy has reached full employment by historic measures, yet wage pressures and inflation have not increased. The confluence of the two events-excellent corporate profit growth and low inflation- has tilted the flow of savings and investments toward equities. A smaller Federal deficit, now less than 1% of GDP, will require less of our savings dollars and will free up capital for more productive uses.

For the first six months of their fiscal year, the Funds' total returns were 8.22% for the Balanced Fund, (0.75%) for the Bond Fund, and 10.89% for the Growth Fund. The slightly negative return for the Bond Fund reflects the fact that interest rates were similar at the beginning and the end of the six months, after having been somewhat higher in the March - April period. The gains for the Balanced and Growth Funds again exceeded the average returns for the Lipper Analytical Services' balanced and growth fund averages, respectively.

As we look ahead, our view is that consumer price inflation may still rise slightly in the next year if the U.S. economy remains strong. Virtually all the fundamentals that influence consumer spending are positive - incomes, employment, consumer confidence, and a "wealth effect" from the spending of stock market gains. If the economy should again reaccelerate, there may be renewed fears about rising inflation. We believe, however, that the well-established, secular disinflation trend will remain in place. Interest rates should, therefore, work lower over the next several years.

While stock valuations are high by historic standards, stocks can command generous valuations in a relatively low inflation environment. This does mean that any threat of rising inflation could cause a setback in the stock market where expectations are now very high. Given our outlook for well-contained inflation in the years ahead, however, both stocks and bonds remain attractive as long-term investments in your Funds.

                           THOMPSON PLUMB FUNDS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (UNAUDITED)
                    (In thousands, except per share amounts)


                                                          BALANCED FUND          BOND FUND       GROWTH FUND
                                                         ----------------      ------------   ----------------
ASSETS
 Investments, at market value (Cost $25,966,
   $28,398 and $25,777, respectively)
   Common stocks ................................             $21,820                       -        $32,808
   Bonds ........................................               7,445                 $26,567              -
   Short-term investments .......................               2,298                   1,577            667
                                                              -------                 -------        -------
                                                               31,563                  28,144         33,475
 Prepaid expenses ...............................                  14                      15             15
 Dividends and interest receivable ..............                 111                     337             45
                                                              -------                 -------        -------
                                                               31,688                  28,496         33,535
                                                              -------                 -------        -------
LIABILITIES
 Due on purchase of securities ..................                 995                       -            246
 Accrued expenses payable .......................                  14                      11             15
 Due to investment advisor ......................                  24                      20             32
                                                              -------                 -------        -------
                                                                1,033                      31            293
                                                              -------                 -------        -------
                                                              $30,655                 $28,465        $33,242
                                                              =======                 =======        =======
NET ASSETS CONSIST OF:
 Capital stock ($.001 par value) ................             $23,668                 $28,725        $24,228
 Undistributed net investment income  (loss) ....                  45                     395            (33)
 Net realized gain (loss) on investments ........               1,345                   (401)          1,349
 Net unrealized appreciation (depreciation)
  on investments ................................               5,597                   (254)          7,698
                                                              -------                 -------        -------
                                                              $30,655                 $28,465        $33,242
                                                              =======                 =======        =======


 Shares of capital stock outstanding
   (100,000 shares authorized) ..................               1,894                   2,774            989

 Offering and redemption price/Net asset
   value per share ..............................             $ 16.19                 $ 10.26        $ 33.60
                                                              =======                 =======        =======



                 The accompanying notes to financial statements
                    are an integral part of this statement.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997
                                  (UNAUDITED)


                                              Shares or
                                              Principal        Market
                                               Amount           Value
-------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------
COMMON STOCKS - 69.1%


BASIC MATERIALS - 4.1%
 FiberMark (a) .......................        37,000                $  753,875
 Sigma-Aldrich .......................        18,000                   551,250
                                                                    ----------
                                                                     1,305,125
                                                                    ==========

CAPITAL GOODS - 5.6%
 Advanced Lighting (a) ...............        20,000                   522,500
 Emerson Electric ....................         5,000                   270,000
 General Electric ....................        12,000                   724,500
 Halter Marine Group (a) .............        10,000                   235,000
                                                                    ----------
                                                                     1,752,000
                                                                    ==========

 CONSUMER DURABLES - 1.2%
  Discount Auto Parts (a) ............        21,000                   391,125
                                                                    ----------

 CONSUMER NON-DURABLES - 6.6%
  CPC International ..................         2,500                   215,000
  Eastman Kodak ......................         5,300                   439,237
  Kimberly-Clark .....................         8,200                   412,050
  PepsiCo ............................        14,000                   514,500
  Philip Morris ......................        11,800                   519,200
                                                                    ----------
                                                                     2,099,987
                                                                    ==========

ENERGY - 6.5%
 Chevron .............................         6,500                   455,000
 Chieftain International (a)..........        22,700                   510,750
 Exxon ...............................        11,400                   675,450
 Weatherford Enterra (a) .............        12,000                   406,500
                                                                    ----------
                                                                     2,047,700
                                                                    ==========
FINANCIAL SERVICES - 7.5%
 Anchor Bancorp Wisconsin ............         7,000                   297,941
 Fannie Mae ..........................         9,500                   415,625
 First Financial - Wisconsin .........        21,625                   602,797
 Household International .............         4,000                   393,000
 Mercury Finance (a) .................        50,000                   131,250
 Schwab, Charles .....................        13,000                   528,125
                                                                    ----------
                                                                     2,368,738
                                                                    ==========
HEALTH CARE - 11.4%
 American Home Products ..............         5,000                $  380,000
 Johnson & Johnson ...................        10,000                   600,000
 Medtronic ...........................         6,000                   444,000
 Merck & Co. .........................         7,000                   629,125
 Sofamor/Danek Group (a) .............        12,000                   552,000
 Sybron International (a) ............        10,000                   361,250
 Thermo Electron (a) .................        18,200                   627,900
                                                                   -----------
                                                                     3,594,275
                                                                   ===========

RETAIL - 2.3%
 Casey's General Stores ..............        14,500                   290,000
 Walgreen ............................         9,200                   430,100
                                                                   -----------
                                                                       720,100
                                                                   ===========
SERVICES - 5.5%
 Ikon Office Solutions ...............        21,000                   609,000
 Media General - Class A .............        10,000                   305,630
 Merrill .............................        15,000                   489,375
 Universal Outdoor Holdings (a).......        10,000                   325,000
                                                                   -----------
                                                                     1,729,005
                                                                   ===========
TECHNOLOGY - 17.2%
 Computer Sciences (a) ...............         6,600                   510,675
 Electronic Data Systems .............        11,000                   411,125
 EMC (a) .............................        17,000                   677,875
 Intel................................         5,000                   757,500
 Lattice Semiconductor (a) ...........        12,500                   725,000
 Linear Technology ...................        12,000                   601,500
 Oracle (a) ..........................         9,000                   419,625
 Parametric Technology (a) ...........         9,600                   430,800
 U.S. Robotics (a) ...................         3,500                   294,000
 Zebra Technologies - Class A (a).....        20,000                   615,000
                                                                   -----------
                                                                     5,443,100
                                                                   ===========

TELECOMMUNICATIONS/CABLE - 1.2%
 Cincinnati Bell .....................         6,000                   369,000
                                                                   ===========
 TOTAL COMMON STOCKS
  (COST $16,192,596) .................                              21,820,155
                                                                   ===========




                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)


                                     Shares or
                                     Principal     Market
                                      Amount       Value
                                    ------------   -------
  BONDS - 23.6%

  CORPORATE BONDS - 14.2%
   American Home Products
    7.900% Due 02/15/05 ...........  1,000,000  $1,049,060
   Ford Holdings
    9.250% Due 03/01/00 ...........    565,000     598,798
   General Electric Capital
    8.750% Due 05/21/07 ...........    510,000     569,446
   Mobil
    8.375% Due 02/12/01 ...........    475,000     500,531
   Philip Morris
    8.625% Due 03/01/99 ...........    400,000     412,000
   Philip Morris
    6.375% Due 02/01/06 ...........    750,000     698,670
   Union Pacific
    6.000% Due 09/01/03 ...........    685,000     645,873
                                                ----------
   Total Corporate Bonds ..........              4,474,378
                                                ==========
  UNITED STATES GOVERNMENT
    AND AGENCY ISSUES - 9.4%
   United States Treasury Bills (a)
    Due 09/11/97 ..................  2,000,000   1,971,360
   United States Treasury Notes
    6.500% Due 05/31/02 ...........  1,000,000     999,690
                                                ----------
   Total United States Government
    and Agency Issues .............              2,971,050
                                                ==========
   TOTAL BONDS
    (COST $7,476,553) .............              7,445,428
                                                ==========



                                       Shares or
                                       Principal     Market
                                        Amount        Value
                                      -----------   -----------
SHORT-TERM INVESTMENTS - 7.3%




 American Family Financial
  Variable Rate Demand Notes .........    851,836  $   851,836
 General Mills
  Variable Rate Demand Notes .........    113,032      113,032
 Johnson Controls
  Variable Rate Demand Notes .........    893,820      893,820
 Pitney Bowes Credit
  Variable Rate Demand Notes .........    379,000      379,000
 Wisconsin Electric Power
  Variable Rate Demand Notes .........     60,094       60,094
                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
  (COST $2,297,782) ..................               2,297,782
                                                   -----------
 TOTAL INVESTMENTS - 100.0%
  (COST $25,966,931) .................             $31,563,365
                                                   ===========


(a) Non-income producing




                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)



                                              Shares or
                                              Principal            Market
                                               Amount              Value
-------------------------------------------------------------------------------
BOND FUND
-------------------------------------------------------------------------------


BONDS - 94.4%

CORPORATE BONDS - 63.2%
 American Home Products
  7.900% Due 02/15/05 ..................      1,000,000          $1,049,060
 AT & T
  7.000% Due 05/15/05 ..................        500,000             499,065
 AT & T
  7.500% Due 06/01/06 ..................        500,000             512,345
 Baltimore Gas & Electric
  8.375% Due 08/15/01 ..................        200,000             211,238
 Disney, Walt
  6.750% Due 03/30/06 ..................        500,000             486,250
 First Bank Systems
  6.875% Due 09/15/07 ..................      1,000,000             963,250
 General Electric Capital
  8.750% Due 05/21/07 ..................        750,000             837,420
 Household Bank
  6.870% Due 05/15/01 ..................      1,000,000             998,760
 Lucent Technologies
  7.250% Due 07/15/06 ..................      1,000,000           1,006,880
 Maytag
  8.875% Due 07/15/99 ..................        300,000             314,193
 Michigan Consolidated Gas
  7.210% Due 05/01/07 ..................        200,000             200,698
 Morgan,  J. P.
  8.500% Due 08/15/03 ..................      1,000,000           1,076,080
 Northern Trust
  7.300% Due 09/15/06 ..................      1,000,000           1,007,270
 Norwest Financial
  6.250% Due 11/01/02 ..................        500,000             482,345
 Penney, J. C.
  7.375% Due 06/15/04 ..................        500,000             506,665
Penney, J. C.
  7.600% Due 04/01/07 ..................      1,000,000           1,021,560
PepsiCo
  7.050% Due 05/15/06 ..................        500,000             491,570
Philip Morris
  9.000% Due 01/01/01 ..................        910,000             966,930
Philip Morris
  7.500% Due 04/01/04 ..................        500,000             503,125
Sears, Roebuck
  6.700% Due 11/15/06 ..................      1,000,000             963,880
Smithkline Beecham
  7.375% Due 04/15/05 ..................        500,000             507,855
Time Warner
  7.950% Due 02/01/00 ..................        200,000             205,000
Travelers Property & Casualty
  6.750% Due 04/15/01 ..................        500,000             497,815
Tribune
  6.875% Due 11/01/06 ..................      1,000,000             979,360
Wal-Mart Stores
  7.500% Due 05/15/04 ..................        500,000             514,375
Wells Fargo
  7.125% Due 08/15/06 ..................      1,000,000             988,750
                                                                 ----------
Total Corporate Bonds                                            17,791,739
                                                                 ==========
UNITED STATES GOVERNMENT
  AND AGENCY ISSUES - 31.2%
Fannie Mae
 7.100% Due 02/28/11 ....................       430,000             410,409
Federal Home Loan Banks
 7.250% Due 10/30/02 ....................     1,000,000           1,012,820
United States Treasury Bills (a)
 Due 06/12/97 ...........................     2,000,000           1,997,120
United States Treasury Bills (a)
 Due 06/26/97 ...........................     1,000,000             996,920
United States Treasury Bills (a)
 Due 02/05/98 ...........................       300,000             288,960
United States Treasury Notes
 5.875% Due 01/31/99 ....................     2,000,000           1,992,500
United States Treasury Notes
 7.500% Due 11/15/01 ....................     2,000,000           2,076,560
                                                                -----------
Total United States Government
 and Agency Issues                                                8,775,289
                                                                -----------
TOTAL BONDS
 (COST $26,821,339) .....................                        26,567,028
                                                                ===========



                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)




                                           Shares or
                                           Principal    Market
                                            Amount      Value
                                           ----------  --------
SHORT-TERM INVESTMENTS - 5.6%
American Family Financial
 Variable Rate Demand Notes ............    449,173  $ 449,173
Johnson Controls
 Variable Rate Demand Notes ............  1,085,309  1,085,309
Pitney Bowes Credit
 Variable Rate Demand Notes ............     26,000     26,000
Wisconsin Electric Power
 Variable Rate Demand Notes ............     16,252     16,252
                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
  (COST $1,576,734) ....................             1,576,734
                                                   -----------
 TOTAL INVESTMENTS - 100.0%
  (COST $28,398,073) ...................           $28,143,762
                                                   ===========
(a) Non-income producing






                                           Shares or
                                           Principal        Market
                                            Amount          Value
--------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------
COMMON STOCKS - 98.0%

BASIC MATERIALS - 3.2%
 Sigma-Aldrich ...............                35,000      $1,071,875
                                                          ----------
CAPITAL GOODS - 6.4%
 Advanced Lighting (a) .......                15,000         391,875
 AMP..........................                10,000         410,000
 Belden ......................                 5,000         181,875
 Cuno (a) ....................                 5,000          82,500
 Emerson Electric ............                 4,000         216,000
 General Electric ............                 8,000         483,000
 Halter Marine Group (a) .....                10,000         235,000
 Watsco ......................                 5,000         145,000
                                                          ----------
                                                           2,145,250
                                                          ==========
CONSUMER DURABLES - 1.0%
 Chrysler ...................                 10,000         318,750
                                                          ==========
CONSUMER NON-DURABLES - 11.5%
 Eastman Kodak ..............                 15,000       1,243,125
 Kimberly-Clark .............                 15,000         753,750
 PepsiCo ....................                 25,000         918,750
 Philip Morris ..............                 21,000         924,000
                                                         -----------
                                                           3,839,625
                                                          ==========
ENERGY - 7.8%
 Chevron ......................               10,000         700,000
 Chieftain International (a) ..               30,000         675,000
 Enron Oil & Gas ..............               30,000         641,250
 Exxon ........................               10,000         592,500
                                                          ----------
                                                           2,608,750
                                                          ==========


                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)



                                     Shares or
                                     Principal      Market
                                      Amount         Value
                                    -------------  ----------

COMMON STOCKS - 98.0% (Continued)


FINANCIAL SERVICES - 13.3%
 Associates First Capital - Class A ..  18,000      $850,500
 BISYS Group (a) .....................  12,000       457,500
 Fannie Mae ..........................  21,000       918,750
 First Data ..........................  10,000       400,000
 First Financial - Wisconsin .........  20,000       557,500
 Hartford Life - Class A (a) .........  10,000       335,000
 Household International .............   5,000       491,250
 MGIC Investment .....................   5,000       445,000
                                                 -----------
                                                   4,455,500
                                                 ===========
HEALTH CARE - 20.2%
 Abbott Laboratories .................   6,000       378,000
 American Home Products ..............  10,000       760,000
 DENTSPLY International ..............  10,000       502,500
 Johnson & Johnson ...................  10,000       600,000
 Medtronic ...........................   5,000       370,000
 Merck & Co. .........................  10,000       898,750
 Schering-Plough .....................   5,000       453,750
 Sofamor/Danek Group (a) .............  30,000     1,380,000
 Sybron International (a) ............  20,000       722,500
 Thermo Electron (a) .................  20,000       690,000
                                                 -----------
                                                   6,755,500
                                                 ===========
RETAIL - 2.4%
 Casey's General Stores ..............  20,000       400,000
 Walgreen ............................   9,000       420,750
                                                 -----------
                                                     820,750
                                                 ===========
SERVICES - 8.5%
 Danka Business Systems ADR ..........   3,000      120,375
 Ikon Office Solutions ...............  10,000      290,000
 Merrill .............................  26,000      848,250
 Metromail (a) .......................  10,000      220,000
 New York Times - Class A ............  15,000      690,945
 Outdoor Systems (a) .................  10,000      331,250
 Universal Outdoor Holdings (a) ......  11,000      357,500
                                                -----------
                                                  2,858,320
                                                ===========
TECHNOLOGY - 22.8%
Atmel (a) ............................  10,000      287,500
EMC (a) ..............................  30,000    1,196,250
Hewlett-Packard ......................  10,000      515,000
Intel.................................   4,000      606,000
Lattice Semiconductor (a) ............  22,000    1,276,000
Linear Technology ....................  24,000    1,203,000
Oracle (a) ...........................  12,000      559,500
Parametric Technology (a) ............  15,000      673,125
Synopsys (a) .........................  10,000      373,750
U.S. Robotics (a) ....................   2,000      168,000
Zebra Technologies - Class A (a) .....  25,000      768,750
                                                -----------
                                                  7,626,875
                                                ===========
TELECOMMUNICATIONS/CABLE - 0.9%
 Cincinnati Bell ......................  5,000      307,500
                                                -----------
 TOTAL COMMON STOCKS
  (COST $25,110,353) ..................          32,808,695
                                                ===========
SHORT-TERM INVESTMENTS - 2.0%

 Johnson Controls
  Variable Rate Demand Notes ......... 628,731      628,731
 Wisconsin Electric Power
  Variable Rate Demand Notes .......... 38,018       38,018
                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $666,749) .....................             666,749
                                                -----------
 TOTAL INVESTMENTS - 100.0%
  (COST $25,777,102) ..................         $33,475,444
                                                ===========




(a) Non-income producing

                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED MAY 31, 1997
                                  (UNAUDITED)
                                 (In thousands)





                                                     BALANCED FUND   BOND FUND          GROWTH FUND
                                                     -------------   ---------         --------------
 INVESTMENT INCOME
   Dividends ........................................  $   80              -              $  143
   Interest .........................................     228          $ 838                  38
                                                       ------          -----              ------
                                                          308            838                 181
                                                       ------          -----              ------
 EXPENSES
   Accounting services fees .........................      24             25                  27
   Directors fees ...................................       4              4                   5
   Federal & state registration .....................      10             11                  11
   Investment advisory fees .........................     103             82                 137
   Professional fees ................................      13             13                  14
   Shareholder servicing costs ......................      13              2                  13
   Other expenses ...................................       8              7                   7
                                                       ------          -----              ------
                                                          175            144                 214
                                                       ------          -----              ------
 NET INVESTMENT INCOME (LOSS) .......................     133            694                 (33)
                                                       ------          -----              ------
 Net realized gain (loss) on investments ............   1,312           (220)              1,288
 Net unrealized appreciation (depreciation)
  on investments ....................................     581           (659)              1,920
                                                       ------          -----              ------
 NET GAIN (LOSS) ON INVESTMENTS .....................   1,893           (879)              3,208
                                                       ------          -----              ------
 Net increase (decrease) in net assets resulting from
   operations .......................................  $2,026          $(185)             $3,175
                                                       ======          =====              ======

                 The accompanying notes to financial statements
                    are an integral part of this statement.

                           THOMPSON PLUMB FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTH PERIOD ENDED MAY 31,
                                  (UNAUDITED)
                                 (In thousands)







                                                             BALANCED FUND          BOND FUND              GROWTH FUND
                                                          ------------------      -------------      --------------------
                                                          1997          1996      1997     1996      1997           1996
                                                          -----        -----      ----     ----      ----            ---
INCREASE IN NET ASSETS
 Operations
   Net investment income (loss) .......................    $   133      $   133    $ 694   $   429    $   (33)    $   (15)
   Net realized gain (loss) on investments ............      1,312          946     (220)      (54)     1,288         719
   Net unrealized appreciation (depreciation) on
      investments......................................        581          464     (659)     (760)     1,920       1,315
                                                           -------      -------    -----   -------    -------     -------
   Net increase (decrease) in net assets resulting
       from operations.................................      2,026        1,543     (185)     (385)     3,175       2,019
                                                           -------      -------    -----   -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ...........       (294)        (298)    (576)     (394)         -           -
   Distributions from net realized gains on
       securities transactions.........................     (1,724)      (1,113)       -         -     (1,838)       (285)
                                                           -------      -------    -----   -------    -------     -------
   Total distributions to shareholders ................     (2,018)      (1,411)    (576)     (394)    (1,838)       (285)
                                                           -------      -------    -----   -------    -------     -------
FUND SHARE TRANSACTIONS ...............................      9,878        1,307    7,073     3,171      7,828       3,713
                                                           -------      -------    -----   -------    -------     -------
TOTAL INCREASE IN NET ASSETS ..........................      9,886        1,439    6,312     2,392      9,165       5,447

Net Assets
 Beginning of period ..................................     20,769       18,086   22,153    14,870     24,077      12,569
                                                           -------      -------    -----   -------    -------     -------
 End of period (Including undistributed net
    investment income (loss) of $45; $85; $395;
    $225; ($33) and ($15), respectively ...............    $30,655      $19,525  $28,465   $17,262    $33,242     $18,016
                                                           =======      =======  =======   =======    =======     =======







                 The accompanying notes to financial statements
                    are an integral part of this statement.
                                       11

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company is a series of separate mutual funds: Thompson Plumb Balanced Fund (the "Balanced Fund"), Thompson Plumb Bond Fund (the "Bond Fund"), and Thompson Plumb Growth Fund (the "Growth Fund"), collectively the "Funds." The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Portfolio securities which are traded on an exchange or in the over-the-counter market are valued at the last sale price reported on the day of valuation. Securities for which there are no transactions on a given day or securities not traded on an exchange or in the over-the-counter market are valued at the average of the most recent bid and asked prices. Portfolio securities which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Advisor (Thompson, Plumb & Associates, Inc.) pursuant to procedures established under the general supervision and responsibility of the Board of Directors of Thompson Plumb Funds, Inc.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or

                          THOMPSON PLUMB FUNDS, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (CONTINUED)




AAA,AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa,
Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid-in capital.

OTHER - Investment security transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book and tax purposes.
Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


NOTE 3 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds during the six months ended May 31, 1997 and 1996 were as follows:


(In thousands)                                                             1997                                   1996
                                                              -----------------------------             ------------------------
                                                              Shares                Dollars              Shares          Dollars
                                                              -------              ---------             ------         ---------
BALANCED FUND
Shares sold                                                     732                  $11,367              139            $ 1,918
Shares issued in reinvestment of dividends                       19                      283               22                289
Shares issued in reinvestment of realized gains                 112                    1,660               82              1,076
Shares redeemed                                                (224)                  (3,432)            (143)            (1,976)
                                                             ------                  -------            -----            -------
Net increase                                                    639                  $ 9,878              100            $ 1,307
                                                             ======                  =======            =====            =======
BOND FUND
Shares sold                                                   1,010                  $10,414              319            $ 3,303
Shares issued in reinvestment of dividends                       53                      541               35                366
Shares redeemed                                                (380)                  (3,882)             (47)              (498)
                                                             ------                  -------            -----            -------
Net increase                                                    683                  $ 7,073              307            $ 3,171
                                                             ======                  =======            =====            =======
GROWTH FUND
Shares sold                                                     295                  $ 9,177              145            $ 3,732
Shares issued in reinvestment of realized gains                  54                    1,629               10                230
Shares redeemed                                                 (94)                  (2,978)             (10)              (249)
                                                             ------                  -------            -----            -------
Net increase                                                    255                  $ 7,828              145            $ 3,713
                                                             ======                  =======            =====            =======

                          THOMPSON PLUMB FUNDS, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (CONTINUED)



NOTE 4 - INVESTMENT ADVISORY & ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Balanced Fund, .85 of 1% of average daily net assets up to $50 million and .80 of 1% of average daily net assets in excess of $50 million; (ii) for the Bond Fund, .65 of 1% of average daily net assets up to $50 million and .60 of 1% of average daily net assets in excess of $50 million;
(iii) for the Growth Fund, 1.00% of average daily net assets up to $50 million and .90 of 1% of average daily net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of
 .20 of 1% of net assets up to $30 million and .125 of 1% of net assets in excess of $30 million, with a minimum fee of $30,000 per year.

Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

                          THOMPSON PLUMB FUNDS, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (CONTINUED)



NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and realized gains on securities for the Balanced Fund and the Growth Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

For the period ended February 28, 1997, a dividend from net investment income for the Bond Fund was declared March 14, 1997 payable to shareholders on March 17, 1997. For the period ended November 30, 1996, a capital gains distribution for the Balanced Fund and the Growth Fund and a distribution from net investment income for the Balanced Fund and the Bond Fund were declared December 23, 1996 payable to shareholders on December 24, 1996.




                                 CAPITAL GAINS DISTRIBUTIONS
                            1996 Long-term           1996 Short-term
                         ----------------------   ---------------------
                           Total          Per        Total        Per
                        Distribution      Share    Distribution   Share
                        ------------    --------   ------------  -------
BALANCED FUND           $1,156,101         $0.90     $567,560     $0.44
GROWTH FUND               $998,460         $1.34     $839,536     $1.13



                             DIVIDENDS FROM NET INVESTMENT INCOME
                                 1997                   1996
                       --------------------     --------------------
                          Total         Per        Total         Per
                       Distribution    Share    Distribution    Share
                      --------------  ------    ------------   ------
BALANCED FUND                    -         -       $294,243      $0.23
BOND FUND                 $191,723     $0.07       $384,392      $0.18

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
NOTE 6 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six months ended May 31, 1997 were as follows:

                                        Balanced Fund   Bond Fund   Growth Fund
                                        -------------   ---------   -----------

U. S. Government Securities
   Purchases                              $ 3,471,140  $10,540,278      -
   Sales                                  $ 1,546,641  $ 8,719,408      -


Securities other than
U. S. Government and
Short-term Investments
   Purchases                              $13,623,117  $ 6,864,238  $18,257,000
   Sales                                  $ 8,667,887  $ 2,954,085  $12,081,807


NOTE 7 - FEDERAL INCOME TAXES
No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Bond Fund has $177,789 of net capital losses which expire November 30, 2002 that may be used to offset capital gains in future years to the extent provided by tax regulations.

The Balanced Fund incurred $14,451 of post-October capital losses, during 1996, which may be used to offset capital gains in future years to the extent provided by tax regulations.



For Federal income tax purposes at May 31, 1997:
                                                         Aggregate        Aggregate      Net unrealized
                                                         unrealized       unrealized       appreciation
                                     Aggregate cost     appreciation     depreciation     (depreciation)
                                     of investments    for investments  for investments  for investments
                                     in securities          held             held             held
                                     --------------    ---------------   ---------------  ---------------
Balanced Fund                          $25,967,031       $5,931,285       $(334,951)       $5,596,334
Bond Fund                              $28,398,073       $   47,715       $(302,026)       $ (254,311)
Growth Fund                            $25,787,718       $7,899,211       $(211,485)       $7,687,726

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                                   Year Ended November 30,
                                                                 -----------------------------------------------------
                                                                 1997 (C)    1996    1995    1994    1993        1992
                                                                 --------   ------  ------  ------  ------      ------
  BALANCED FUND

NET ASSET VALUE, BEGINNING OF PERIOD                             $16.54     $14.23    $13.55  $14.17   $14.57   $13.50
INCOME FROM INVESTMENT OPERATIONS

   Net investment  income                                          0.09       0.19      0.24    0.27     0.28     0.30
   Net realized and unrealized gains
      (losses) on investments                                      1.13       3.21      2.26    0.04     0.15     1.16
                                                                 ------     ------    ------  ------   ------   ------
TOTAL FROM INVESTMENT OPERATIONS                                   1.22       3.40      2.50    0.31     0.43     1.46
LESS DISTRIBUTIONS

Dividends from net investment income                              (0.23)     (0.23)    (0.28)  (0.27)   (0.28)   (0.28)
   Distributions from capital gains                               (1.34)     (0.86)    (1.54)  (0.66)   (0.55)   (0.11)
                                                                 ------     ------    ------  ------   ------   ------
   TOTAL DISTRIBUTIONS                                            (1.57)     (1.09)    (1.82)  (0.93)   (0.83)   (0.39)

NET ASSET VALUE, END OF PERIOD                                   $16.19     $16.54    $14.23   13.55   $14.17   $14.57
                                                                 ======     ======    ======  ======   ======   ======
TOTAL RETURN                                                      8.22% (a) 25.80%    21.02%   2.15%    3.02%   10.91%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (millions)                          $ 30.7     $ 20.8    $ 18.1  $ 17.2   $ 21.5   $ 20.9
   Ratio of expenses to average net assets                        1.42% (b ) 1.45%     1.49%   1.42%    1.40%    1.48%
   Ratio of expenses to average net assets
      without reimbursement                                           -          -         -       -        -        -
   Ratio of net income to average net assets                      1.08% (b)  1.32%     1.71%   1.84%    1.89%    2.14%
   Ratio of net income to average net assets
      without reimbursement                                           -          -         -       -       -         -
   Portfolio turnover rate                                       44.86%    134.82%   111.16% 110.01%  91.77%    52.75%
   Average commission rate paid                                $0.0689    $0.0745          -       -       -         -



                                                       1991    1990    1989   1988   1987 (d)
                                                      ------  ------  ------  -----  --------
  BALANCED FUND

NET ASSET VALUE, BEGINNING OF PERIOD                  $11.69  $11.87  $10.06   $8.45    $10.00
INCOME FROM INVESTMENT OPERATIONS

   Net investment  income                               0.27    0.27    0.30    0.19      0.09
   Net realized and unrealized gains
      (losses) on investments                           1.83   (0.14)   1.72    1.51     (1.64)
                                                      ------  ------  ------   -----    ------
TOTAL FROM INVESTMENT OPERATIONS                        2.10    0.13    2.02    1.70     (1.55)
LESS DISTRIBUTIONS

Dividends from net investment income                   (0.29)  (0.31)  (0.21)  (0.09)        -
   Distributions from capital gains                        -       -      -        -         -
                                                      ------  ------  ------   -----    ------
   TOTAL DISTRIBUTIONS                                 (0.29)  (0.31)  (0.21)  (0.09)        -

NET ASSET VALUE, END OF PERIOD                        $13.50  $11.69  $11.87  $10.06    $ 8.45
                                                      ======  ======  ======  ======   =======
TOTAL RETURN                                          18.35%   1.18%  20.46%  20.28%   (15.50%)(a)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (millions)               $ 18.1  $ 11.4  $  9.0 $   6.4     $ 4.4
   Ratio of expenses to average net assets             1.64%   1.84%   2.00%   2.00%     2.00% (b)
   Ratio of expenses to average net assets
      without reimbursement                                -       -       -   2.20%     2.20% (b)
   Ratio of net income to average net assets           2.46%   2.49%   2.95%   2.15%     1.93% (b)
   Ratio of net income to average net assets
      without reimbursement                                -       -       -   1.90%     1.70% (b)
   Portfolio turnover rate                            48.46%  56.86%  55.69%  80.96%   114.06%
   Average commission rate paid                            -       -       -       -         -


(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  For the six month period ended May 31, 1997 (Unaudited).

(d) For the period March 16, 1987 (commencement of operations) through November 30, 1987.





                 The accompanying notes to financial statements
                    are an integral part of this statement.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)



The following table presents information relating to a share of capital stock outstanding for the entire period.



                                                                                 Year Ended November 30,
                                                                             --------------------------------
                                                             1997 (c)    1996     1995      1994      1993      1992 (d)
                                                            ---------  -------   -------   ------    -------   ---------
    BOND FUND
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.59    $ 10.67   $  9.88   $ 10.78    $ 10.33   $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment  income                                       0.26       0.52      0.57      0.48       0.45      0.20
  Net realized and unrealized gains (losses)
     on investments                                           (0.34)     (0.07)     0.78     (0.78)      0.44      0.28
                                                             -------    ------    -------   ------    -------   -------
  TOTAL FROM INVESTMENT OPERATIONS                            (0.08)      0.45      1.35     (0.30)      0.89      0.48
LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.25)     (0.53)    (0.56)    (0.47)     (0.42)    (0.15)
  Distributions from capital gains                                -          -         -     (0.13)     (0.02)        -
                                                             -------    -------   -------   ------    -------   -------
  TOTAL DISTRIBUTIONS                                         (0.25)     (0.53)    (0.56)    (0.60)     (0.44)    (0.15)

NET ASSET VALUE, END OF PERIOD                               $10.26    $ 10.59   $ 10.67   $  9.88    $ 10.78   $ 10.33
                                                             =======   =======   =======   ========   =======   =======
TOTAL RETURN                                                 (0.75%)(a)  4.51%    14.06%     (2.96%)     8.74%     4.80%(a)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (millions)                       $ 28.5     $ 22.2   $  14.9   $  10.2    $   6.2   $   3.9
  Ratio of expenses to average net assets                     1.14%      1.13%     1.13%      1.00%      1.00%     1.15%(b)
  Ratio of expenses to average net assets
     without reimbursement                                        -          -     1.34%      1.48%      1.76%     2.36%(b)
  Ratio of net income to average net assets                   5.46% (b)  5.48%     5.70%      4.83%      4.44%     4.36%(b)
  Ratio of net income to average net assets
     without reimbursement                                        -          -     5.49%      4.34%      3.68%     3.13%(b)
  Portfolio turnover rate                                    45.11%    104.43%   111.95%    165.74%    111.18%   227.03%




(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  For the six month period ended May 31, 1997 (Unaudited).

(d) For the period February 10, 1992 (commencement of operations) through November 30, 1992.



                 The accompanying notes to financial statements
                    are an integral part of this statement.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)


The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                           Year Ended November 30,
                                                                         ----------------------------
                                                  1997 (c)        1996         1995         1994    1993       1992 (d)
                                                 ---------      -------     ---------   ----------  -----     ---------
    GROWTH FUND
NET ASSET VALUE, BEGINNING OF PERIOD               $ 32.79      $ 24.74       $20.43      $ 20.47  $20.37     $20.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                (0.03)       (0.06)       (0.05)       (0.20)  (0.12)     (0.05)
  Net realized and unrealized gains on
     investments                                      3.31         8.66         6.22         0.16    0.22       0.42
                                                  --------      -------      -------      -------  ------     ------
  TOTAL FROM INVESTMENT OPERATIONS                    3.28         8.60         6.17        (0.04)   0.10       0.37

LESS DISTRIBUTIONS
  Dividends from net investment income                   -            -            -            -       -          -
  Distributions from capital gains                   (2.47)       (0.55)       (1.86)           -       -          -
                                                  --------      -------      -------      -------  ------     ------
  TOTAL DISTRIBUTIONS                                (2.47)       (0.55)       (1.86)           -       -          -
NET ASSET VALUE, END OF PERIOD                     $ 33.60      $ 32.79       $24.74      $ 20.43  $20.47     $20.37
                                                  ========      =======      =======      =======  ======     ======
TOTAL RETURN                                        10.89%(a)    35.52%       32.87%       (0.19%)  0.49%      1.85%  (a)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (millions)             $  33.2      $  24.1       $ 12.6       $  4.7  $  7.1     $  7.4
  Ratio of expenses to average net assets            1.54% (b)    1.58%        2.00%        2.00%   1.93%      2.00%  (b)
  Ratio of expenses to average net assets
     without reimbursement                               -            -            -        2.31%       -       2.05% (b)
  Ratio of net income to average net assets         (0.24%) (b)  (0.27%)      (0.31%)      (0.49%) (0.54%)    (0.40%) (b)
  Ratio of net income to average net assets
     without reimbursement                               -            -            -       (0.80%)      -      (0.46%)(b)
  Portfolio turnover rate                           45.67%      101.91%       86.68%      116.69%  98.93%      43.23%
  Average commission rate paid                     $0.0714      $0.0858            -            -       -           -




(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  For the six month period ended May 31, 1997 (Unaudited).

(d) For the period February 10, 1992 (commencement of operations) through November 30, 1992.

                 The accompanying notes to financial statements
                    are an integral part of this statement.

                             DIRECTORS OF THE FUNDS

                                George H. Austin

                                Mary Ann Deibele

                                 John W. Feldt

                               Donald A. Nichols

                      Thomas G. Plumb, CFA: Vice President
                      Thompson,  Plumb & Associates, Inc.

                        John W. Thompson, CFA: President
                      Thompson,  Plumb & Associates, Inc.

                             OFFICERS OF THE FUNDS
                             John W. Thompson, CFA
                              Chairman & Secretary

                              Thomas G. Plumb, CFA
                             President & Treasurer

                                David B. Duchow
                            Assistant Vice President

                                John C. Thompson
                            Assistant Vice President

                         CUSTODIAN, TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                             Firstar Trust Company
                                 P. 0. Box 701
                           Milwaukee, Wisconsin 53201

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                Quarles & Brady
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                               INVESTMENT ADVISOR
                       Thompson, Plumb & Associates, Inc.
                        8201 Excelsior Drive, Suite 200
                            Madison, Wisconsin 53717
                           Telephone:  (608) 831-1300


                       [THOMPSON PLUMB FUNDS, INC. LOGO]

                               SEMIANNUAL REPORT
                                  May 31, 1997






                          Thompson Plumb Balanced Fund

                            Thompson Plumb Bond Fund

                           Thompson Plumb Growth Fund


                        8201 Excelsior Drive, Suite 200
                            Madison, Wisconsin 53717
                           Telephone: (608) 831-1300